Cover Page	12 Months Ended
Dec. 31, 2022 shares
Document Information [Line Items]
Entity Registrant Name	INNOVIZ TECHNOLOGIES LTD.
Entity Central Index Key	0001835654
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2022
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Entity File Number	001-40310
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Shell Company	false
Entity Ex Transition Period	false
Entity Address, Country	IL
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity Interactive Data Current	Yes
Entity Voluntary Filers	No
Trading Symbol	INVZ
Title of 12(b) Security	Ordinary shares, no par value per share
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding	136,185,264
Entity Incorporation, State or Country Code	L3
ICFR Auditor Attestation Flag	false
Document Accounting Standard	U.S. GAAP
Entity Address, Address Line One	5 Uri Ariav Street, Bldg. C
Entity Address, Postal Zip Code	300
Entity Address, City or Town	Nitzba
Auditor Firm ID	1281
Auditor Name	KOST FORER GABBAY & KASIERER
Auditor Location	Tel-Aviv, Israel
Business Contact [Member]
Document Information [Line Items]
Entity Address, Country	IL
Contact Personnel Name	Eldar Cegla
Entity Address, Address Line One	5 Uri Ariav Street, Bldg. C
Entity Address, Postal Zip Code	300
Entity Address, City or Town	Nitzba
Local Phone Number	74-700-3692
City Area Code	972
Warrant [Member]
Document Information [Line Items]
Trading Symbol	INVZW
Title of 12(b) Security	Warrants to purchase ordinary shares
Security Exchange Name	NASDAQ